MARKETABLE SECURITIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Carrying value	$ 174,684,000	$ 189,371,000
Unrealized losses	448,000	4,700,000
Other than temporary impairment losses on debt securities related to credit losses	$ 0	0
Securities in unrealized loss positions, over 12 months | security	62
Securities in unrealized loss positions, less than 12 months | security	36
Available-for-sale, securities in unrealized loss positions, over 12 months | security	17
Held-to-maturity, securities in unrealized loss positions, over 12 months | security	45
Available-for-sale securities in unrealized loss positions, less than 12 months | security	20
Held-to-maturity, securities in unrealized loss positions, less than 12 months | security	16
Fair value of securities pledged as collateral	$ 245,600,000	259,499,000
Number of held-to-maturity securities sold | security	5
Amortized cost	$ 3,140,000	1,842,000	$ 0
Non-Agency Collateralized Mortgage Obligations
Schedule of Available-for-sale Securities [Line Items]
Carrying value		1,636,000
Unrealized losses		$ 521,000
Other than temporary impairment losses on debt securities related to credit losses				$ 324,000
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Number of held-to-maturity securities sold | security	3
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Number of held-to-maturity securities sold | security	2
Other Than Temporary Impairment
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 324,000
Principal Write-downs
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 499,000